LONG-TERM DEBT (Studio City Notes) - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 26, 2012	Dec. 31, 2013	Dec. 31, 2012
Long-Term Debt [Line Items]
Total long-term debt		$ 2,533,460,000	$ 3,194,864,000
Restricted cash current portion		770,294,000	672,981,000
Restricted cash non-current portion		373,371,000	741,683,000
Studio City Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	825,000,000	825,000,000	825,000,000
Percentage of interest on Studio City Finance owned by MCE	60.00%
Purchase price as percentage of principal	100.00%
Maturity date	Dec. 01, 2020
Interest rate per annum	8.50%	8.50%
Debt underwriting commissions and other expenses	13,200,000
Net proceeds from issuance of Studio City Notes	811,800,000
Interest on Studio City Notes, 41-month anniversary	239,594,000
Interest due	35,063,000
Interest paid		71,099,000
Capitalized underwriting fee and related issuance costs as deferred financing costs		21,669,000
Fund from Studio City Finance's ultimate shareholders to be the first in the sequence of funding of Studio City project costs according to Note Disbursement and Account Agreement	825,000,000
Maximum redeemable percentage of principal prior to December 1, 2015 for partial redemption	35.00%
Net assets restricted from distribution		171,000,000	252,000,000
Studio City Notes [Member] | Note Proceeds Account [Member]
Long-Term Debt [Line Items]
Net proceeds of Studio City Notes		572,206,000
Restricted cash current portion		572,206,000
Studio City Notes [Member] | Note Interest Reserve Account [Member]
Long-Term Debt [Line Items]
Net proceeds of Studio City Notes		168,495,000
Restricted cash current portion		70,125,000
Restricted cash non-current portion		$ 98,370,000